General and administrative expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	2025	2024	2023
	€	€	€
Personnel expenses (Note 5)	(23,139,822)	(18,883,708)	(13,314,359)
Professional fees	(8,616,327)	(7,757,750)	(4,689,462)
Facilities, communication and office expenses	(5,957,027)	(6,509,691)	(6,031,513)
Accounting, tax and auditing fees	(2,626,525)	(4,017,669)	(2,029,554)
Travel expenses	(1,212,356)	(2,129,631)	(1,797,588)
Consulting fees	(103,848)	(858,843)	(602,110)
Other expenses	(3,688,693)	(6,967,346)	(2,874,004)
	(45,344,598)	(47,124,638)	(31,338,590)

In 2022 and 2021 the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

For the year ended December 31, 2025, depreciation expense of €0.4 million (2024: €0.1 million; 2023: €0.06 million), which relate to property, plant and equipment and leases, is included in the 'Other expenses' line.